Bank Loans (Details) - Schedule of short-term bank loans - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Short-term loans:
Total		$ 1,672,370
Total		5,140,990	1,838,833
Subtotal		$ 4,955,172	1,838,833
Bank of China Ltd [Member]
Short-term loans:
Annual Interest Rate	[1]	3.80%
Maturities	[1]	Nov. 26, 2023
Total	[1]	$ 46,454
Bank of China Ltd One [Member]
Short-term loans:
Annual Interest Rate	[1]	4.15%
Maturities	[1]	Dec. 29, 2023
Total	[1]	$ 108,394
Bank of China Ltd Two [Member]
Short-term loans:
Annual Interest Rate	[1]	5.10%
Maturities	[1]	Apr. 15, 2024
Total	[1]	$ 30,970
Bank of China Ltd Three [Member]
Short-term loans:
Annual Interest Rate	[1]	3.80%
Maturities	[1]	Nov. 26, 2023
Total	[1]	$ 418,093
Bank of China Ltd Four [Member]
Short-term loans:
Annual Interest Rate	[1]	4.15%
Maturities	[1]	Dec. 29, 2023
Total	[1]	$ 975,549
Bank of China Ltd Five [Member]
Short-term loans:
Annual Interest Rate	[1]	5.10%
Maturities	[1]	Apr. 15, 2024
Total	[1]	$ 278,728
Xiamen Bank [Member]
Short-term loans:
Annual Interest Rate	[2]	5.66%
Maturities	[2]	Jul. 18, 2020
Total	[2]		424,346
Xiamen Bank One [Member]
Short-term loans:
Annual Interest Rate	[2]	5.65%
Maturities	[2]	May 26, 2021
Total	[2]		424,346
Xiamen International Bank [Member]
Short-term loans:
Annual Interest Rate	[2]	8.00%
Maturities	[2]	Oct. 31, 2020
Total	[2]		990,141
Industrial Bank Co. Ltd [Member]
Short-term loans:
Annual Interest Rate	[3]	5.00%
Maturities	[3]	Sep. 30, 2021
Total	[3]	$ 1,548,491
Xiamen International Bank One [Member]
Short-term loans:
Annual Interest Rate	[2]	8.00%
Maturities	[2]	Oct. 29, 2021
Total	[2]	$ 1,083,944
Xiamen Bank Two [Member]
Short-term loans:
Annual Interest Rate	[4]	5.22%
Maturities	[4]	Aug. 10, 2021
Total	[4]	$ 309,698
Xiamen Bank Three [Member]
Short-term loans:
Annual Interest Rate	[2]	5.22%
Maturities	[2]	Jun. 18, 2022
Total	[2]	$ 464,548
Xiamen Bank Four [Member]
Short-term loans:
Annual Interest Rate	[2]	5.22%
Maturities	[2]	Jun. 22, 2022
Total	[2]	$ 309,698
Bank of China Ltd [Member]
Short-term loans:
Annual Interest Rate	[1]	4.70%
Maturities	[1]	Jun. 01, 2022
Total	[1]	$ 1,238,793

[1]	Loans from Bank of China were guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company.
[2]	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse. On October 29, 2021, the Company repaid the one-year bank loan of RMB7,000,000 (equivalent to $1,083,944) with Xiamen International Bank with an annual interest rate of 8%.
[3]	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.
[4]	This loan was jointly guaranteed by Mr. Zhuoqin Huang and his spouse, and Taiping General Insurance Co., Ltd. Xiamen Branch.